Offsets	Nov. 25, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94459
Initial Filing Date	May 29, 2024
Fee Offset Claimed	$ 31,729.54
Explanation for Claimed Amount	An aggregate fee of $56,720.64 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-94459) on May 29, 2024 (the “May 2024 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the May 2024 Schedule TO-I filed on August 13, 2024, was $35,097.58, leaving $21,623.06 of the filing fees remaining from the May 2024 Schedule TO-I for future offset claims.

Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $21,623.06 filing fee paid in connection with the May 2024 Schedule TO-I was used to offset the final transaction fee due for the Schedule TO-I filed by the Fund on August 23, 2024 (the “August 2024 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the August 2024 Schedule TO-I filed on November 1, 2024, was $16.29, leaving $21,606.77 of the filing fees remaining from the May 2024 Schedule TO-I for future offset claims.

Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $21,606.77 filing fee paid in connection with the May 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on December 2, 2024 (the “December 2024 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on February 14, 2025, was $114.12, leaving $21,492.65 of the filing fees remaining from the May 2024 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, all $21,492.65 of the filing fees remaining from the May 2024 Schedule TO-I are being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

An aggregate fee of $2,772.74 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-94459) on February 25, 2025 (the “February 2025 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the February 2025 Schedule TO-I filed on May 9, 2025, was $1,169.56, leaving $1,603.18 of the filing fees remaining from the February 2025 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, all $1,603.18 of the filing fees remaining from the February 2025 Schedule TO-I are being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

An aggregate fee of $4,606.93 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-94459) on May 27, 2025 (the “May 2025 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the May 2025 Schedule TO-I filed on August 8, 2025, was $1,310.57, leaving $3,296.36 of the filing fees remaining from the May 2025 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, all $3,296.36 of the filing fees remaining from the May 2025 Schedule TO-I are being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

An aggregate fee of $5,337.35 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-94459) on August 26, 2025 (the “August 2025 Schedule TO-I”). Pursuant to Rule 0-11(a)(2) under the Exchange Act, all $5,337.35 of the filing fees remaining from the August 2025 Schedule TO-I are being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Brookfield Infrastructure Income Fund Inc.
Form or Filing Type	SC TO
File Number	005-94459
Filing Date	May 29, 2024
Fee Paid with Fee Offset Source	$ 21,492.65
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Brookfield Infrastructure Income Fund Inc.
Form or Filing Type	SC TO
File Number	005-94459
Filing Date	Feb. 25, 2025
Fee Paid with Fee Offset Source	$ 1,603.18
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Brookfield Infrastructure Income Fund Inc.
Form or Filing Type	SC TO
File Number	005-94459
Filing Date	May 27, 2025
Fee Paid with Fee Offset Source	$ 3,296.36
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Brookfield Infrastructure Income Fund Inc.
Form or Filing Type	SC TO
File Number	005-94459
Filing Date	Aug. 26, 2025
Fee Paid with Fee Offset Source	$ 5,337.35